Annual Fund Operating Expenses	Mar. 31, 2026
Pzena U.S. Large Cap Value ETF | Pzena U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.60%
Pzena International Value ETF | Pzena International Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.70%

[1]
Under the Investment Advisory Agreement, Pzena Investment Management, LLC (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

[2]	Estimated for the current fiscal year.
[3]
Under the Investment Advisory Agreement, Pzena Investment Management, LLC (the “Adviser”) has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes (including, without limitation, foreign taxes, withholding taxes, capital gain taxes, and stamp duty taxes) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, American Depositary Receipt fees, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

[4]	Estimated for the current fiscal year.